UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811- 5719

Dreyfus Stock Index Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	12/31/12

FORM N-CSR

Item 1.                        Reports to Stockholders.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Fund Performance
8	UnderstandingYour Fund’s Expenses
8	ComparingYour Fund’s Expenses With Those of Other Funds
9	Statement of Investments
26	Statement of Financial Futures
27	Statement of Assets and Liabilities
28	Statement of Operations
29	Statement of Changes in Net Assets
31	Financial Highlights
33	Notes to Financial Statements
45	Report of Independent Registered Public Accounting Firm
46	Important Tax Information
47	Proxy Results
48	Board Members Information
50	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dreyfus
Stock Index Fund, Inc.

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Stock Index Fund, Inc., covering the 12-month period from January 1, 2012, through December 31, 2012. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

In retrospect, 2012 was notable for the global equity markets’ resilience in the face of some tough macroeconomic challenges. Worries regarding sluggish employment growth, weak housing markets and Congressional gridlock weighed on investor sentiment in the United States at times during the year, yet U.S. stocks posted respectable gains, on average.An ongoing debt crisis led to recessionary conditions in Europe, particularly for some of the continent’s more peripheral nations, but aggressive actions from monetary policymakers helped some European stock markets produce double-digit returns.While China’s economy slowed in response to inflation-fighting measures, officials there appeared to have engineered a “soft landing,” and Chinese stocks generally ended the year with positive absolute returns.

We currently expect the U.S. and global economies to be modestly stronger in 2013, especially during the second half of the year.The global economy seems likely to benefit from Europe’s ongoing efforts to support its banking system and common currency, and by China’s moves toward more stimulative fiscal policies under new government leadership. In the United States, greater certainty regarding U.S. tax and fiscal policies, the resumption of postponed spending by businesses, and a continued housing recovery could support modestly higher rates of economic growth.We encourage you to discuss the implications of our economic analysis with your financial advisor, who can help you align your investments with the year’s challenges and opportunities.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation
January 15, 2013

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2012, through December 31, 2012, as provided by Thomas J. Durante, CFA, Karen Q.Wong, CFA, and Richard A. Brown, CFA, Portfolio Managers

Fund and Market Performance Overview

For the 12-month period ended December 31, 2012, Dreyfus Stock Index Fund’s Initial shares produced a total return of 15.74%, and its Service shares produced a total return of 15.47%.1 In comparison, the fund’s benchmark, the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500 Index”), produced a total return of 15.99% for the same period.2,3

Despite ongoing concerns regarding a variety of domestic and international macroeconomic developments, U.S. stocks generally gained ground when improving domestic economic fundamentals—including stronger employment trends and a recovering housing market—helped bolster investor sentiment. Stock prices generally advanced as investors turned away from traditional safe havens and toward riskier assets. The difference in return between the fund and the S&P 500 Index was primarily the result of transaction costs and operating expenses that are not reflected in the S&P 500 Index’s results.

The Fund’s Investment Approach

The fund seeks to match the total return of the S&P 500 Index by generally investing in all 500 stocks in the S&P 500 Index in proportion to their respective weighting. Often considered a proxy for the stock market in general, the S&P 500 Index is made up of 500 common stocks chosen to reflect the industries of the U.S. economy. Each stock is weighted by its market capitalization; that is, larger companies have greater representation in the S&P 500 Index than smaller ones.The fund also may use stock index futures as a substitute for the sale or purchase of securities.

Improving Macroeconomic Conditions Fueled Market Gains

A variety of positive domestic and international developments drove stocks higher during the first quarter of 2012. These included strong corporate earnings reports, domestic employment gains, a quantitative easing program in Europe that forestalled a

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

more severe banking crisis in the region, and less restrictive monetary and fiscal policies in China and, later, in Japan. However, investor sentiment turned more cautious during the spring, when the U.S. labor market’s rebound slowed and measures designed to relieve fiscal pressures in Europe encountered political resistance in some countries.

Stocks rebounded over the summer, reaching new highs for the year by September amid more encouraging economic news, including sharp declines in the unemployment rate and the start of a long-awaited recovery in U.S. housing markets. Stocks lost ground again in November as concerns mounted over automatic tax hikes and spending cuts scheduled for the start of 2013. Nevertheless, continued corporate earnings strength and improving economic fundamentals in many parts of the world enabled stocks to resume their rally as 2012 came to a close.As a result, the S&P 500 Index ended the year with double-digit gains.

Financial Stocks Rebounded Strongly

The S&P 500 Index’s advance in 2012 was led by the financials sector, which staged a rebound after several years of weakness in the wake of the 2008 U.S. financial crisis. Major U.S. banking institutions reported better financial results as lending volumes improved, legal issues were resolved, and regulatory pressures waned. Commercial banks benefited from increased mortgage lending as housing markets recovered. Insurance companies also fared relatively well, largely due to better results from their fixed-income investments and a relative scarcity of U.S. natural disasters in 2012. Even Superstorm Sandy had relatively little impact on insurers’ earnings.

Information technology stocks produced above-average results on the strength of secular trends toward cloud and mobile computing, which benefited makers of tablet computers and smartphones as well as software developers. Meanwhile, Internet retailers encountered higher sales volumes as more consumers shopped online. In the consumer discretionary sector, media companies saw higher advertising revenues in an election year, and home improvement retailers benefited from greater consumer confidence and the recovering housing market. Apparel retailers advanced when personal incomes and consumer spending improved.

Laggards in 2012 included the utilities sector, which eked out only modestly positive absolute returns, on average, due to rich valuations and the impact of tax policy uncertainty on higher yielding stocks. In the materials sector, metals-and-mining companies suffered when an economic slowdown in China dampened industrial demand and sent commodity prices lower. An oversupply of domestic natural gas weighed on results from the energy sector, hurting earnings of drillers and exploration-and-production companies.

Macroeconomic Headwinds Remain

Although we have been encouraged recently by positive U.S. and global economic developments, we believe that heightened stock market volatility is likely to persist in the face of ongoing global challenges, including the European debt crisis, slower growth in the emerging markets, and a subpar economic recovery in the United States.We have continued to monitor the fund’s investments in light of current market conditions. In our experience, the fund’s broadly diversified portfolio may help limit the impact on the overall portfolio of unexpected losses in individual sectors or holdings.

January 15, 2013

Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
The fund is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the fund directly.A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term goals.The investment objective and policies of Dreyfus Stock Index Fund made available through insurance products may be similar to other funds managed by Dreyfus. However, the investment results of the fund may be higher or lower than, and may not be comparable to, those of any other Dreyfus fund.
1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption fund shares may be worth more or less than their original cost.The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns.
2 SOURCE: LIPPER INC. — Reflects reinvestment of dividends daily and, where applicable, capital gain
distributions.The Standard & Poor’s 500 Composite Stock Price Index is a widely accepted, unmanaged index of
U.S. stock market performance. Investors cannot invest directly in any index.
3 “Standard & Poor’s®,” “S&P®,” “Standard & Poor’s 500™” and “S&P 500®” are trademarks of Standard
& Poor’s Financial Services LLC (“Standard & Poor’s”) and have been licensed for use by the fund.The fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s does not make any representation regarding the advisability of investing in the fund.

The Fund 5

FUND PERFORMANCE

Average Annual Total Returns as of 12/31/12
	1	Year	5 Years	10 Years
Initial shares	15.74%		1.47%	6.87%
Service shares	15.47%		1.21%	6.60%
Standard & Poor’s 500
Composite Stock Price Index	15.99%		1.66%	7.10%

† Source: Lipper Inc.

Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts which will reduce returns.

The above graph compares a $10,000 investment made in Initial and Service shares of Dreyfus Stock Index Fund, Inc. on 12/31/02 to a $10,000 investment made in the Standard & Poor’s 500 Composite Stock Price Index (the “Index”) on that date.

The fund’s Initial shares are not subject to a Rule 12b-1 fee.The fund’s Service shares are subject to a 0.25% annual Rule 12b-1 fee.All dividends and capital gain distributions are reinvested.

The fund’s performance shown in the line graph above takes into account all applicable fund fees and expenses for Initial and Service shares (after any expense reimbursements).The Index is a widely accepted, unmanaged index of U.S. stock market performance. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

The Fund 7

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads), redemption fees and expenses associated with variable annuity or insurance contracts, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Stock Index Fund, Inc. from July 1, 2012 to December 31, 2012. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended December 31, 2012

	Initial Shares	Service Shares
Expenses paid per $1,000†	$1.50	$2.74
Ending value (after expenses)	$1,058.30	$1,056.90

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended December 31, 2012

	Initial Shares	Service Shares
Expenses paid per $1,000†	$1.48	$2.69
Ending value (after expenses)	$1,023.68	$1,022.47

† Expenses are equal to the fund’s annualized expense ratio of .29% for Initial Shares and .53% for Service Shares,
multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

December 31, 2012

Common Stocks—98.6%	Shares		Value ($)
Automobiles & Components—.8%
BorgWarner	15,012	[a]	1,075,159
Delphi Automotive	39,101	[a]	1,495,613
Ford Motor	507,096		6,566,893
Goodyear Tire & Rubber	30,040	[a]	414,852
Harley-Davidson	30,163		1,473,161
Johnson Controls	90,571		2,780,530
			13,806,208
Banks—2.8%
BB&T	94,045		2,737,650
Comerica	25,392		770,393
Fifth Third Bancorp	121,307		1,842,653
First Horizon National	34,481		341,707
Hudson City Bancorp	64,738		526,320
Huntington Bancshares	111,419		711,967
KeyCorp	123,613		1,040,821
M&T Bank	16,053	[b]	1,580,739
People’s United Financial	44,393		536,711
PNC Financial Services Group	70,295		4,098,901
Regions Financial	190,572		1,356,873
SunTrust Banks	71,489		2,026,713
U.S. Bancorp	252,219		8,055,875
Wells Fargo & Co.	654,697		22,377,543
Zions Bancorporation	25,036		535,770
			48,540,636
Capital Goods—7.7%
3M	84,631		7,857,988
Boeing	89,998		6,782,249
Caterpillar	86,927		7,786,921
Cummins	23,445		2,540,266
Danaher	78,174		4,369,927
Deere & Co.	52,433		4,531,260
Dover	24,214		1,591,102
Eaton	61,495		3,333,054
Emerson Electric	96,655		5,118,849
Fastenal	36,682		1,712,683
Flowserve	6,742		989,726

TheFund 9

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Capital Goods (continued)
Fluor	22,639		1,329,815
General Dynamics	43,956		3,044,832
General Electric	1,402,494		29,438,349
Honeywell International	104,621		6,640,295
Illinois Tool Works	58,082		3,531,966
Ingersoll-Rand	37,800		1,812,888
Jacobs Engineering Group	17,975	[a]	765,196
Joy Global	14,661		935,079
L-3 Communications Holdings	13,187		1,010,388
Lockheed Martin	35,978		3,320,410
Masco	47,940		798,680
Northrop Grumman	32,964		2,227,707
PACCAR	46,729		2,112,618
Pall	15,361		925,654
Parker Hannifin	20,267		1,723,911
Pentair	27,422		1,347,791
Precision Castparts	19,286		3,653,154
Quanta Services	28,332	[a]	773,180
Raytheon	44,480		2,560,269
Rockwell Automation	19,101		1,604,293
Rockwell Collins	18,503	[b]	1,076,320
Roper Industries	12,840		1,431,403
Snap-on	7,385		583,341
Stanley Black & Decker	22,391		1,656,262
Textron	36,395		902,232
United Technologies	112,762		9,247,612
W.W. Grainger	7,993		1,617,543
Xylem	25,459		689,939
			133,375,152
Commercial & Professional Services—.7%
ADT	31,150		1,448,163
Avery Dennison	13,279		463,703
Cintas	14,764		603,848
Dun & Bradstreet	5,788	[b]	455,226
Equifax	15,447		835,992
Iron Mountain	22,420		696,141

Common Stocks (continued)	Shares		Value ($)
Commercial & Professional Services (continued)
Pitney Bowes	27,570	[b]	293,345
Republic Services	39,695		1,164,254
Robert Half International	18,973		603,721
Stericycle	11,032	[a]	1,028,955
Tyco International	62,300		1,822,275
Waste Management	57,560		1,942,074
			11,357,697
Consumer Durables & Apparel—1.1%
Coach	38,340		2,128,253
D.R. Horton	35,504		702,269
Fossil	7,038	[a]	655,238
Garmin	14,662	[b]	598,503
Harman International Industries	8,150		363,816
Hasbro	16,061	[b]	576,590
Leggett & Platt	19,083		519,439
Lennar, Cl. A	22,486	[b]	869,534
Mattel	46,381		1,698,472
Newell Rubbermaid	37,233		829,179
NIKE, Cl. B	97,690		5,040,804
PulteGroup	44,106	[a]	800,965
Ralph Lauren	8,310		1,245,835
VF	11,948		1,803,790
Whirlpool	10,526		1,071,021
			18,903,708
Consumer Services—1.8%
Apollo Group, Cl. A	14,827	[a]	310,181
Carnival	59,162		2,175,387
Chipotle Mexican Grill	4,198	[a]	1,248,737
Darden Restaurants	16,603		748,297
H&R Block	37,117		689,263
International Game Technology	34,374		487,080
Marriott International, Cl. A	34,251		1,276,535
McDonald’s	134,299		11,846,515
Starbucks	99,473		5,333,742
Starwood Hotels & Resorts Worldwide	26,487	[c]	1,519,294
Wyndham Worldwide	18,805		1,000,614

The Fund 11

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Consumer Services (continued)
Wynn Resorts	10,674		1,200,718
Yum! Brands	61,031		4,052,458
			31,888,821
Diversified Financials—6.4%
American Express	131,224		7,542,756
Ameriprise Financial	28,668		1,795,477
Bank of America	1,435,799		16,655,268
Bank of New York Mellon	158,049		4,061,859
BlackRock	16,783		3,469,214
Capital One Financial	77,178		4,470,922
Charles Schwab	144,815		2,079,543
Citigroup	390,665		15,454,707
CME Group	40,441		2,050,763
Discover Financial Services	69,037		2,661,376
E*TRADE Financial	31,226	[a]	279,473
Franklin Resources	18,508		2,326,456
Goldman Sachs Group	59,088		7,537,265
IntercontinentalExchange	9,937	[a]	1,230,300
Invesco	60,804		1,586,376
JPMorgan Chase & Co.	508,381		22,353,513
Legg Mason	15,358		395,008
Leucadia National	25,029		595,440
Moody’s	26,189		1,317,830
Morgan Stanley	183,456		3,507,679
NASDAQ OMX Group	16,720		418,167
Northern Trust	29,797		1,494,618
NYSE Euronext	31,582		996,096
SLM	63,886		1,094,367
State Street	62,184		2,923,270
T. Rowe Price Group	34,117		2,222,040
			110,519,783
Energy—10.8%
Anadarko Petroleum	66,399		4,934,110
Apache	51,945		4,077,682
Baker Hughes	58,176		2,375,908
Cabot Oil & Gas	28,588		1,421,967

Common Stocks (continued)	Shares		Value ($)
Energy (continued)
Cameron International	32,535	[a]	1,836,926
Chesapeake Energy	70,773	[b]	1,176,247
Chevron	261,546	[a]	28,283,584
ConocoPhillips	161,681		9,375,881
CONSOL Energy	31,076		997,540
Denbury Resources	51,990	[a]	842,238
Devon Energy	49,826		2,592,945
Diamond Offshore Drilling	8,837	[b]	600,563
Ensco, Cl. A	31,217		1,850,544
EOG Resources	35,864		4,332,013
EQT	20,214		1,192,222
Exxon Mobil	609,826		52,780,440
FMC Technologies	32,088	[a]	1,374,329
Halliburton	124,704		4,325,982
Helmerich & Payne	13,535		758,095
Hess	40,160		2,126,874
Kinder Morgan	83,852		2,962,491
Marathon Oil	94,959		2,911,443
Marathon Petroleum	45,321		2,855,223
Murphy Oil	24,585		1,464,037
Nabors Industries	36,637	[a]	529,405
National Oilwell Varco	57,335		3,918,847
Newfield Exploration	18,177	[a]	486,780
Noble	34,686		1,207,767
Noble Energy	23,999		2,441,658
Occidental Petroleum	107,792		8,257,945
Peabody Energy	36,868		981,057
Phillips 66	83,263		4,421,265
Pioneer Natural Resources	16,277		1,734,965
QEP Resources	24,072		728,659
Range Resources	21,759		1,367,118
Rowan, Cl. A	16,543	[a]	517,300
Schlumberger	176,737		12,246,107
Southwestern Energy	45,832	[a]	1,531,247
Spectra Energy	86,395		2,365,495
Tesoro	18,308		806,467

The Fund 13

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Energy (continued)
Valero Energy	74,665		2,547,570
Williams	90,434		2,960,809
WPX Energy	26,988	[a]	401,581
			186,901,326
Food & Staples Retailing—2.3%
Costco Wholesale	57,936		5,722,339
CVS Caremark	166,759		8,062,798
Kroger	67,821		1,764,702
Safeway	32,833	[b]	593,949
Sysco	78,727		2,492,497
Wal-Mart Stores	223,908		15,277,243
Walgreen	115,234		4,264,810
Whole Foods Market	22,700		2,073,191
			40,251,529
Food, Beverage & Tobacco—5.9%
Altria Group	270,564		8,501,121
Archer-Daniels-Midland	87,172		2,387,641
Beam	21,063		1,286,739
Brown-Forman, Cl. B	19,900		1,258,675
Campbell Soup	23,038	[b]	803,796
Coca-Cola	515,908		18,701,665
Coca-Cola Enterprises	37,686		1,195,777
ConAgra Foods	54,096		1,595,832
Constellation Brands, Cl. A	20,043	[a]	709,322
Dean Foods	25,870	[a]	427,114
Dr. Pepper Snapple Group	27,536		1,216,540
General Mills	87,016		3,516,317
H.J. Heinz	43,076		2,484,624
Hershey	19,912		1,438,045
Hormel Foods	18,619		581,099
J.M. Smucker	14,530		1,253,067
Kellogg	33,110		1,849,193
Kraft Foods Group	78,495		3,569,168
Lorillard	17,258		2,013,491
McCormick & Co.	17,744		1,127,276
Mead Johnson Nutrition	26,892		1,771,914

Common Stocks (continued)	Shares		Value ($)
Food, Beverage & Tobacco (continued)
Molson Coors Brewing, Cl. B	20,524		878,222
Mondelez International, Cl. A	237,828		6,057,479
Monster Beverage	20,708	[a]	1,095,039
PepsiCo	207,312		14,186,360
Philip Morris International	223,433		18,687,936
Reynolds American	44,223		1,832,159
Tyson Foods, Cl. A	37,136		720,438
			101,146,049
Health Care Equipment & Services—3.7%
Aetna	44,168		2,044,978
AmerisourceBergen	30,976		1,337,544
Baxter International	73,283		4,885,045
Becton Dickinson & Co.	26,599		2,079,776
Boston Scientific	194,066	[a]	1,111,998
C.R. Bard	10,612		1,037,217
Cardinal Health	45,049		1,855,118
CareFusion	28,603	[a]	817,474
Cerner	19,568	[a]	1,519,260
Cigna	38,114		2,037,574
Coventry Health Care	18,222		816,892
Covidien	63,710		3,678,615
DaVita HealthCare Partners	10,866	[a]	1,201,019
DENTSPLY International	19,644		778,099
Edwards Lifesciences	15,486	[a]	1,396,373
Express Scripts Holding	108,630	[a]	5,866,020
Humana	21,715		1,490,300
Intuitive Surgical	5,363	[a]	2,629,854
Laboratory Corp. of America Holdings	12,716	[a]	1,101,460
McKesson	31,289		3,033,781
Medtronic	136,694		5,607,188
Patterson	11,346		388,374
Quest Diagnostics	21,325		1,242,608
St. Jude Medical	41,163		1,487,631
Stryker	38,229		2,095,714
Tenet Healthcare	13,053	[a]	423,831
UnitedHealth Group	137,400		7,452,576

The Fund 15

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Health Care Equipment & Services (continued)
Varian Medical Systems	14,388	[a]	1,010,613
WellPoint	40,498		2,467,138
Zimmer Holdings	23,489		1,565,777
			64,459,847
Household & Personal Products—2.3%
Avon Products	59,016		847,470
Clorox	17,355		1,270,733
Colgate-Palmolive	59,741		6,245,324
Estee Lauder, Cl. A	32,607		1,951,855
Kimberly-Clark	52,451		4,428,438
Procter & Gamble	365,691		24,826,762
			39,570,582
Insurance—4.0%
ACE	45,500		3,630,900
Aflac	62,112		3,299,389
Allstate	65,017		2,611,733
American International Group	196,375	[a]	6,932,037
Aon	42,669		2,372,396
Assurant	11,443		397,072
Berkshire Hathaway, Cl. B	244,394	[a]	21,922,142
Chubb	35,657		2,685,685
Cincinnati Financial	19,911		779,715
Genworth Financial, Cl. A	68,350	[a]	513,308
Hartford Financial Services Group	58,898		1,321,671
Lincoln National	37,990		983,941
Loews	42,469		1,730,612
Marsh & McLennan	73,194		2,522,997
MetLife	145,868		4,804,892
Principal Financial Group	37,760		1,076,915
Progressive	76,271		1,609,318
Prudential Financial	61,799		3,295,741
Torchmark	12,455		643,550
Travelers	51,787		3,719,342
Unum Group	38,728		806,317
XL Group	42,023		1,053,096
			68,712,769

Common Stocks (continued)	Shares		Value ($)
Materials—3.6%
Air Products & Chemicals	28,383		2,384,740
Airgas	9,628		878,940
Alcoa	139,340		1,209,471
Allegheny Technologies	13,887		421,609
Ball	20,771		929,502
Bemis	14,387		481,389
CF Industries Holdings	8,263		1,678,711
Cliffs Natural Resources	19,020	[b]	733,411
Dow Chemical	160,442		5,185,485
E.I. du Pont de Nemours & Co.	124,637		5,604,926
Eastman Chemical	20,736		1,411,085
Ecolab	34,850		2,505,715
FMC	18,626		1,089,994
Freeport-McMoRan Copper & Gold	126,055		4,311,081
International Flavors & Fragrances	10,335		687,691
International Paper	57,845		2,304,545
LyondellBasell Industries, Cl. A	50,987		2,910,848
MeadWestvaco	22,877		729,090
Monsanto	71,435		6,761,323
Mosaic	36,968		2,093,498
Newmont Mining	66,833		3,103,725
Nucor	41,908		1,809,587
Owens-Illinois	22,187	[a]	471,917
PPG Industries	20,442		2,766,825
Praxair	39,597		4,333,892
Sealed Air	22,210		388,897
Sherwin-Williams	11,374		1,749,549
Sigma-Aldrich	16,463		1,211,348
United States Steel	19,606	[b]	467,995
Vulcan Materials	17,780		925,449
			61,542,238
Media—3.5%
Cablevision Systems (NY Group), Cl. A	26,917		402,140
CBS, Cl. B	78,872		3,001,080
Comcast, Cl. A	356,413		13,322,718
DIRECTV	80,829	[a]	4,054,383

The Fund 17

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Media (continued)
Discovery Communications, Cl. A	32,667	[a]	2,073,701
Gannett	29,194		525,784
Interpublic Group of Cos.	57,023		628,393
McGraw-Hill	37,348		2,041,815
News, Cl. A	269,692		6,887,934
Omnicom Group	34,997		1,748,450
Scripps Networks Interactive, Cl. A	11,766		681,487
Time Warner	127,161		6,082,111
Time Warner Cable	40,666		3,952,329
Viacom, Cl. B	62,794		3,311,756
Walt Disney	237,023		11,801,375
Washington Post, Cl. B	514	[b]	187,718
			60,703,174
Pharmaceuticals, Biotech & Life Sciences—8.1%
Abbott Laboratories	211,375		13,845,062
Agilent Technologies	46,018		1,883,977
Alexion Pharmaceuticals	25,935	[a]	2,432,962
Allergan	40,816		3,744,052
Amgen	102,595		8,856,000
Biogen Idec	31,401	[a]	4,605,585
Bristol-Myers Squibb	220,790		7,195,546
Celgene	57,307	[a]	4,511,207
Eli Lilly & Co.	135,824		6,698,840
Forest Laboratories	31,825	[a]	1,124,059
Gilead Sciences	100,664	[a]	7,393,771
Hospira	21,233	[a]	663,319
Johnson & Johnson	370,184		25,949,898
Life Technologies	23,827	[a]	1,169,429
Merck & Co.	405,809		16,613,820
Mylan	53,916	[a]	1,481,612
PerkinElmer	14,978		475,402
Perrigo	11,960		1,244,199
Pfizer	984,784		24,698,383

Common Stocks (continued)	Shares		Value ($)
Pharmaceuticals, Biotech & Life Sciences (continued)
Thermo Fisher Scientific	49,325		3,145,949
Waters	11,894	[a]	1,036,205
Watson Pharmaceuticals	16,765	[a]	1,441,790
			140,211,067
Real Estate—2.2%
American Tower	52,460		4,053,584
Apartment Investment & Management, Cl. A	19,722	[c]	533,677
AvalonBay Communities	15,058	[c]	2,041,714
Boston Properties	20,089	[c]	2,125,617
CBRE Group, Cl. A	41,107	[a]	818,029
Equity Residential	43,007	[c]	2,437,207
HCP	60,438	[c]	2,730,589
Health Care	33,634	[c]	2,061,428
Host Hotels & Resorts	98,163	[c]	1,538,214
Kimco Realty	54,312	[c]	1,049,308
Plum Creek Timber	20,903	[c]	927,466
ProLogis	60,916	[c]	2,222,825
Public Storage	19,371	[c]	2,808,020
Simon Property Group	41,362	[c]	6,538,919
Ventas	39,527	[c]	2,558,187
Vornado Realty Trust	23,010	[c]	1,842,641
Weyerhaeuser	71,057	[c]	1,976,806
			38,264,231
Retailing—4.1%
Abercrombie & Fitch, Cl. A	10,357		496,825
Amazon.com	48,166	[a]	12,096,409
AutoNation	4,721	[a,b]	187,424
AutoZone	5,061	[a]	1,793,770
Bed Bath & Beyond	30,651	[a]	1,713,697
Best Buy	37,813		448,084
Big Lots	8,410	[a]	239,349
CarMax	29,742	[a]	1,116,515
Dollar General	35,691	[a]	1,573,616

The Fund 19

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Retailing (continued)
Dollar Tree	31,428	[a]	1,274,720
Expedia	11,971		735,618
Family Dollar Stores	13,215		837,963
GameStop, Cl. A	15,711	[b]	394,189
Gap	40,587		1,259,820
Genuine Parts	20,478		1,301,991
Home Depot	200,767		12,417,439
J.C. Penney	20,198	[b]	398,103
Kohl’s	29,381		1,262,795
Limited Brands	31,784		1,495,755
Lowe’s	150,439		5,343,593
Macy’s	53,851		2,101,266
Netflix	7,217	[a]	669,593
Nordstrom	20,786		1,112,051
O’Reilly Automotive	16,176	[a]	1,446,458
PetSmart	14,702		1,004,735
priceline.com	6,616	[a]	4,109,859
Ross Stores	29,504		1,597,642
Staples	93,132		1,061,705
Target	87,046		5,150,512
Tiffany & Co.	16,201		928,965
TJX	98,536		4,182,853
TripAdvisor	13,824	[a]	580,055
Urban Outfitters	13,780	[a]	542,381
			70,875,750
Semiconductors & Semiconductor
Equipment—2.0%
Advanced Micro Devices	82,112	[a,b]	197,069
Altera	41,943		1,444,517
Analog Devices	39,273		1,651,822
Applied Materials	160,257		1,833,340
Broadcom, Cl. A	68,029	[a]	2,259,243
First Solar	7,628	[a,b]	235,553

Common Stocks (continued)	Shares		Value ($)
Semiconductors & Semiconductor
Equipment (continued)
Intel	666,414		13,748,121
KLA-Tencor	22,841		1,090,886
Lam Research	22,069	[a]	797,353
Linear Technology	30,561		1,048,242
LSI	75,504	[a]	534,568
Microchip Technology	26,011	[b]	847,698
Micron Technology	138,381	[a]	878,719
NVIDIA	82,627		1,015,486
Teradyne	24,552	[a]	414,683
Texas Instruments	152,330		4,713,090
Xilinx	35,039		1,257,900
			33,968,290
Software & Services—9.4%
Accenture, Cl. A	85,059		5,656,424
Adobe Systems	65,086	[a]	2,452,440
Akamai Technologies	22,882	[a]	936,103
Autodesk	29,599	[a]	1,046,325
Automatic Data Processing	65,110		3,711,921
BMC Software	19,979	[a]	792,367
CA	44,490		977,890
Citrix Systems	24,955	[a]	1,640,791
Cognizant Technology Solutions, Cl. A	39,865	[a]	2,952,003
Computer Sciences	21,610		865,480
eBay	154,333	[a]	7,874,070
Electronic Arts	41,318	[a]	600,351
Fidelity National Information Services	33,997		1,183,436
Fiserv	17,862	[a]	1,411,634
Google, Cl. A	35,573	[a]	25,234,419
International Business Machines	142,062		27,211,976
Intuit	36,513		2,172,523
MasterCard, Cl. A	14,388		7,068,537
Microsoft	1,012,666		27,068,562

The Fund 21

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Software & Services (continued)
Oracle	502,759		16,751,930
Paychex	43,587		1,357,299
Red Hat	25,249	[a]	1,337,187
SAIC	37,552		425,089
Salesforce.com	17,467	[a]	2,936,203
Symantec	93,733	[a]	1,763,118
Teradata	22,910	[a]	1,417,900
Total System Services	20,172		432,084
VeriSign	20,666	[a]	802,254
Visa, Cl. A	69,590		10,548,452
Western Union	78,931		1,074,251
Yahoo!	138,079	[a]	2,747,772
			162,450,791
Technology Hardware & Equipment—7.4%
Amphenol, Cl. A	21,429		1,386,456
Apple	125,805		67,057,839
Cisco Systems	710,007		13,951,638
Corning	199,622		2,519,230
Dell	194,063		1,965,858
EMC	279,201	[a]	7,063,785
F5 Networks	10,419	[a]	1,012,206
FLIR Systems	18,628		415,591
Harris	15,059		737,289
Hewlett-Packard	260,945		3,718,466
Jabil Circuit	24,327		469,268
JDS Uniphase	31,303	[a]	423,843
Juniper Networks	70,645	[a]	1,389,587
Molex	19,018	[b]	519,762
Motorola Solutions	38,255		2,130,038
NetApp	48,862	[a]	1,639,320
QUALCOMM	226,900		14,072,338
SanDisk	33,020	[a]	1,438,351
Seagate Technology	44,964	[b]	1,370,503
TE Connectivity	57,400		2,130,688
Western Digital	30,278		1,286,512

Common Stocks (continued)	Shares		Value ($)
Technology Hardware &
Equipment (continued)
Xerox	175,188		1,194,782
			127,893,350
Telecommunication Services—3.0%
AT&T	759,739		25,610,802
CenturyLink	83,616		3,271,058
Crown Castle International	38,819	[a]	2,801,179
Frontier Communications	135,514	[b]	580,000
MetroPCS Communications	42,878	[a]	426,207
Sprint Nextel	401,610	[a]	2,277,129
Verizon Communications	381,664		16,514,601
Windstream	80,533	[b]	666,813
			52,147,789
Transportation—1.6%
C.H. Robinson Worldwide	21,239		1,342,730
CSX	137,778		2,718,360
Expeditors International of Washington	28,782		1,138,328
FedEx	38,745		3,553,691
Norfolk Southern	42,313		2,616,636
Ryder System	6,897		344,367
Southwest Airlines	101,115		1,035,418
Union Pacific	63,022		7,923,126
United Parcel Service, Cl. B	95,628		7,050,652
			27,723,308
Utilities—3.4%
AES	83,991		898,704
AGL Resources	16,031		640,759
Ameren	33,246		1,021,317
American Electric Power	64,245		2,741,977
CenterPoint Energy	57,365		1,104,276
CMS Energy	35,654		869,245
Consolidated Edison	38,918		2,161,506
Dominion Resources	77,010		3,989,118
DTE Energy	22,870		1,373,343
Duke Energy	93,629		5,973,530

The Fund 23

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Utilities (continued)
Edison International	43,042		1,945,068
Entergy	23,992		1,529,490
Exelon	115,035		3,421,141
FirstEnergy	55,325		2,310,372
Integrys Energy Group	9,923		518,179
NextEra Energy	56,121		3,883,012
NiSource	41,385		1,030,073
Northeast Utilities	42,468		1,659,649
NRG Energy	43,245		994,203
ONEOK	27,862		1,191,101
Pepco Holdings	31,659	[b]	620,833
PG&E	57,027		2,291,345
Pinnacle West Capital	14,687		748,743
PPL	77,967		2,232,195
Public Service Enterprise Group	67,146		2,054,668
SCANA	17,807		812,711
Sempra Energy	29,720		2,108,337
Southern	117,164		5,015,791
TECO Energy	27,160		455,202
Wisconsin Energy	30,050		1,107,343
Xcel Energy	66,376		1,772,903
			58,476,134
Total Common Stocks
(cost $1,099,126,810)			1,703,690,229
	Principal
Short-Term Investments—.1%	Amount ($)		Value ($)
U.S. Treasury Bills;
0.03%, 3/14/13
(cost $1,229,921)	1,230,000	[d]	1,229,921

Other Investment—1.2%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $20,880,219)	20,880,219	[e]	20,880,219

Investment of Cash Collateral
for Securities Loaned—.8%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $13,336,773)	13,336,773 [e]	13,336,773

Total Investments (cost $1,134,573,723)	100.7%	1,739,137,142
Liabilities, Less Cash and Receivables	(.7%)	(12,433,127)
Net Assets	100.0%	1,726,704,015

REIT—Real Estate Investment Trust

a Non-income producing security.
b Security, or portion thereof, on loan.At December 31, 2012, the value of the fund’s securities on loan was
$13,125,557 and the value of the collateral held by the fund was $13,459,336, consisting of cash collateral of
$13,336,773 and U.S. Government & Agency securities valued at $122,563.
c Investment in real estate investment trust.
d Held by or on behalf of a counterparty for open financial futures positions.
e Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)	Value (%)
Energy	10.8	Telecommunication Services	3.0
Software & Services	9.4	Banks	2.8
Pharmaceuticals,		Food & Staples Retailing	2.3
Biotech & Life Sciences	8.1	Household & Personal Products	2.3
Capital Goods	7.7	Real Estate	2.2
Technology Hardware & Equipment	7.4	Short-Term/Money Market Investments	2.1
Diversified Financials	6.4	Semiconductors &
Food, Beverage & Tobacco	5.9	Semiconductor Equipment	2.0
Retailing	4.1	Consumer Services	1.8
Insurance	4.0	Transportation	1.6
Health Care Equipment & Services	3.7	Consumer Durables & Apparel	1.1
Materials	3.6	Automobiles & Components	.8
Media	3.5	Commercial & Professional Services	.7
Utilities	3.4		100.7

† Based on net assets.
See notes to financial statements.

The Fund 25

STATEMENT OF FINANCIAL FUTURES

December 31, 2012

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 12/31/2012	($)
Financial Futures Long
Standard & Poor’s 500 E-mini	345	24,496,725	March 2013	(20,498)

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2012

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $13,125,557)—Note 1(b):
Unaffiliated issuers	1,100,356,731	1,704,920,150
Affiliated issuers	34,216,992	34,216,992
Cash		743,577
Dividends and securities lending income receivable		1,894,579
Receivable for futures variation margin—Note 4		617,614
Receivable for investment securities sold		260,242
Prepaid expenses		130,424
		1,742,783,578
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		403,732
Liability for securities on loan—Note 1(b)		13,336,773
Payable for shares of Common Stock redeemed		2,256,401
Accrued expenses		82,657
		16,079,563
Net Assets ($)		1,726,704,015
Composition of Net Assets ($):
Paid-in capital		1,158,277,820
Accumulated undistributed investment income—net		188,369
Accumulated net realized gain (loss) on investments		(36,305,095)
Accumulated net unrealized appreciation (depreciation)
on investments [including ($20,498) net unrealized
depreciation on financial futures]		604,542,921
Net Assets ($)		1,726,704,015

Net Asset Value Per Share
	Initial Shares	Service Shares
Net Assets ($)	1,541,577,103	185,126,912
Shares Outstanding	48,384,979	5,804,020
Net Asset Value Per Share ($)	31.86	31.90
See notes to financial statements.

The Fund 27

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Income ($):
Income:
Cash dividends (net of $21,763 foreign taxes withheld at source):
Unaffiliated issuers	39,650,010
Affiliated issuers	18,373
Income from securities lending—Note 1(b)	130,441
Interest	748
Total Income	39,799,572
Expenses:
Management fee—Note 3(a)	4,232,939
Distribution fees—Note 3(b)	448,664
Prospectus and shareholders’ reports	230,372
Directors’ fees and expenses—Note 3(d)	133,110
Professional fees	92,688
Shareholder servicing costs—Note 3(c)	37,508
Loan commitment fees—Note 2	16,801
Registration fees	1,394
Miscellaneous	136,999
Total Expenses	5,330,475
Less—reduction in expenses due to earnings credits—Note 3(c)	(8)
Net Expenses	5,330,467
Investment Income—Net	34,469,105
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	10,542,407
Net realized gain (loss) on financial futures	6,405,716
Net Realized Gain (Loss)	16,948,123
Net unrealized appreciation (depreciation) on investments	202,013,575
Net unrealized appreciation (depreciation) on financial futures	(970,994)
Net Unrealized Appreciation (Depreciation)	201,042,581
Net Realized and Unrealized Gain (Loss) on Investments	217,990,704
Net Increase in Net Assets Resulting from Operations	252,459,809

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2012	2011
Operations ($):
Investment income—net	34,469,105	30,655,167
Net realized gain (loss) on investments	16,948,123	87,274,296
Net unrealized appreciation
(depreciation) on investments	201,042,581	(84,167,175)
Net Increase (Decrease) in Net Assets
Resulting from Operations	252,459,809	33,762,288
Dividends to Shareholders from ($):
Investment income—net:
Initial Shares	(31,531,984)	(28,344,208)
Service Shares	(3,238,424)	(2,688,460)
Net realized gain on investments:
Initial Shares	(77,220,676)	(10,509,094)
Service Shares	(8,527,384)	(1,112,437)
Total Dividends	(120,518,468)	(42,654,199)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Initial Shares	170,865,184	171,025,336
Service Shares	26,033,937	28,394,145
Dividends reinvested:
Initial Shares	108,752,660	38,853,302
Service Shares	11,765,808	3,800,897
Cost of shares redeemed:
Initial Shares	(343,644,715)	(349,530,185)
Service Shares	(34,603,925)	(31,935,289)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(60,831,051)	(139,391,794)
Total Increase (Decrease) in Net Assets	71,110,290	(148,283,705)
Net Assets ($):
Beginning of Period	1,655,593,725	1,803,877,430
End of Period	1,726,704,015	1,655,593,725
Undistributed investment income—net	188,369	489,672

The Fund 29

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Year Ended December 31,
	2012	2011
Capital Share Transactions:
Initial Shares
Shares sold	5,457,760	5,767,892
Shares issued for dividends reinvested	3,454,350	1,300,359
Shares redeemed	(10,985,766)	(11,714,021)
Net Increase (Decrease) in Shares Outstanding	(2,073,656)	(4,645,770)
Service Shares
Shares sold	835,289	963,854
Shares issued for dividends reinvested	373,230	127,057
Shares redeemed	(1,103,497)	(1,074,192)
Net Increase (Decrease) in Shares Outstanding	105,022	16,719

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts.These figures have been derived from the fund’s financial statements.

		Year Ended December 31,
Initial Shares	2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value,
beginning of period	29.48	29.67	26.31	22.98	37.40
Investment Operations:
Investment income—net[a]	.63	.54	.48	.48	.64
Net realized and unrealized
gain (loss) on investments	3.95	.02	3.37	4.85	(14.40)
Total from Investment Operations	4.58	.56	3.85	5.33	(13.76)
Distributions:
Dividends from
investment income—net	(.64)	(.55)	(.49)	(.48)	(.66)
Dividends from net realized
gain on investments	(1.56)	(.20)	—	(1.52)	—
Total Distributions	(2.20)	(.75)	(.49)	(2.00)	(.66)
Net asset value, end of period	31.86	29.48	29.67	26.31	22.98
Total Return (%)	15.74	1.88	14.84	26.33	(37.14)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.28	.27	.27	.29	.28
Ratio of net expenses
to average net assets	.28	.27	.27	.29	.28
Ratio of net investment income
to average net assets	2.02	1.81	1.78	2.12	2.04
Portfolio Turnover Rate	3.13	3.27	4.46	5.42	4.69
Net Assets, end of period
($ x 1,000)	1,541,577	1,487,417	1,635,095	1,593,165	1,464,344

a Based on average shares outstanding at each month end.
See notes to financial statements.

The Fund 31

FINANCIAL HIGHLIGHTS (continued)

		Year Ended December 31,
Service Shares	2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value, beginning of period	29.51	29.70	26.34	23.00	37.41
Investment Operations:
Investment income—net[a]	.56	.47	.41	.43	.57
Net realized and unrealized
gain (loss) on investments	3.96	.02	3.38	4.85	(14.42)
Total from Investment Operations	4.52	.49	3.79	5.28	(13.85)
Distributions:
Dividends from investment income—net	(.57)	(.48)	(.43)	(.42)	(.56)
Dividends from net realized
gain on investments	(1.56)	(.20)	—	(1.52)	—
Total Distributions	(2.13)	(.68)	(.43)	(1.94)	(.56)
Net asset value, end of period	31.90	29.51	29.70	26.34	23.00
Total Return (%)	15.47	1.62	14.54	26.05	(37.32)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.53	.52	.52	.54	.53
Ratio of net expenses
to average net assets	.53	.52	.52	.54	.53
Ratio of net investment income
to average net assets	1.78	1.56	1.53	1.86	1.72
Portfolio Turnover Rate	3.13	3.27	4.46	5.42	4.69
Net Assets, end of period ($ x 1,000)	185,127	168,177	168,782	150,369	124,614

a Based on average shares outstanding at each month end.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Stock Index Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company, that is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of life insurance companies.The fund’s investment objective is to match the total return of the Standard and Poor’s® 500 Composite Stock Price Index. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Mellon Capital Management Corporation (“Mellon Capital”), an indirect wholly-owned subsidiary of BNY Mellon, serves as the fund’s index manager.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold without a sales charge.The fund is authorized to issue 400 million shares of $.001 par value Common Stock in each of the following classes of shares: Initial shares (250 million shares authorized) and Service shares (150 million shares authorized). Initial shares are subject to a Shareholder Services fee and Service shares are subject to a Distribution fee. Each class of shares has identical rights and privileges, except with respect to the Distribution Plan, Shareholder Services Plan, and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under

The Fund 33

NOTES TO FINANCIAL STATEMENTS (continued)

authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are categorized within Level 1 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the fund’s Board of Directors (the “Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

The Fund 35

NOTES TO FINANCIAL STATEMENTS (continued)

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.These securities are generally categorized within Level 1 of the fair value hierarchy.

The following is a summary of the inputs used as of December 31, 2012 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic
Common Stocks†	1,701,839,685	—	—	1,701,839,685
Equity Securities—
Foreign
Common Stocks†	1,850,544	—	—	1,850,544

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($) (continued)
Mutual Funds	34,216,992	—	—	34,216,992
U.S. Treasury	—	1,229,921	—	1,229,921
Liabilities ($)
Other Financial
Instruments:
Financial Futures††	(20,498)	—	—	(20,498)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized (depreciation) at period end.

At December 31, 2012, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, U.S. Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the

The Fund 37

NOTES TO FINANCIAL STATEMENTS (continued)

securities in a timely manner. During the period ended December 31, 2012. The Bank of New York Mellon earned $55,903 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act. Investments in affiliated investment companies for the period ended December 31, 2012 were as follows:

Affiliated
Investment	Value			Value	Net
Company	12/31/2011 ($)	Purchases ($)	Sales( $)	12/31/2012 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market
Fund	43,932,285	170,664,927	193,716,993	20,880,219	1.2
Dreyfus
Institutional
Cash
Advantage
Fund	17,596,811	113,442,590	117,702,628	13,336,773.8
Total	61,529,096	284,107,517	311,419,621	34,216,992	2.0

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are declared and paid on a quarterly basis. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended December 31, 2012, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the four-year period ended December 31, 2012 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At December 31, 2012, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $3,937,990, undistributed capital gains $17,173,692 and unrealized appreciation $547,307,218.

The tax character of distributions paid to shareholders during the fiscal periods ended December 31, 2012 and December 31, 2011 were as follows: ordinary income $36,613,092 and $31,032,668 and long-term capital gains $83,905,376 and $11,621,531, respectively.

(f) New Accounting Pronouncement: In December 2011, FASB issued Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). These disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position.They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition,ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards (“IFRS”).ASU 2011-11 requires entities to: disclose both gross and net information about both instruments and transactions eligible for offset in the financial statements; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013,

The Fund 39

NOTES TO FINANCIAL STATEMENTS (continued)

and interim periods within those annual periods.At this time, management is evaluating the implications of ASU 2011-11 and its impact on the fund’s financial statement disclosures.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $210 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each a “Facility), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 10, 2012, the unsecured credit facility with Citibank, N.A., was $225 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended December 31, 2012, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Index Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (“the Agreement”) with Dreyfus, the management fee is computed at the annual rate of .245% of the value of the fund’s average daily net assets and is payable monthly. Pursuant to the Agreement, the fund’s custody fee is included in the management fee.

Dreyfus has agreed to pay Mellon Capital a monthly index-management fee at the annual rate of .07% of the value of the fund’s average daily net assets.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing its shares, for servicing and/or maintaining Service shares’ shareholder accounts and for advertising and marketing for Service shares.The Distribution Plan provides for payments to be made at an annual rate of .25% of the value of the Service shares’ average daily net assets.The Distributor may make payments to Participating Insurance Companies and to brokers and dealers acting as principal underwriter for their variable insurance prod-ucts.The fees payable under the Distribution Plan are payable without regard to actual expenses incurred. During the period ended December 31, 2012, Service shares were charged $448,664 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Initial shares reimburse the Distributor an amount not to exceed an annual rate of .25% of the value of the Initial shares’ average daily net assets for certain allocated expenses with respect to servicing and/or maintaining Initial shares’ shareholder accounts. During the period ended December 31, 2012, Initial shares were charged $32,320 pursuant to the Shareholders Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency services for the fund and, since May 29, 2012, cash management services related to fund subscriptions and redemptions. During the period ended December 31, 2012, the fund was charged $1,252 for transfer agency services and $40 for cash management services. Cash management fees were partially offset by earnings credits of $4. These fees are included in Shareholder servicing costs in the Statement of Operations.

Prior to May 29, 2012, the fund compensated The Bank of NewYork Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended December 31, 2012, the fund was charged $93 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $4.

The Fund 41

NOTES TO FINANCIAL STATEMENTS (continued)

During the period ended December 31, 2012, the fund was charged $8,783 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $357,800, Distribution Plan fees $39,192, Shareholder Services Plan fees $2,375, Chief Compliance Officer fees $3,981 and transfer agency fees $384.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and financial futures, during the period ended December 31, 2012, amounted to $53,297,731 and $168,839,158, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended December 31, 2012 is discussed below.

Financial Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk, as a result of changes in value of underlying financial instruments. The fund invests in financial futures in order to manage its exposure to or protect against changes in the market. A financial futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents.The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change.Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations.When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations.There is minimal counterparty credit risk to the fund with financial futures since they are exchange traded, and the exchange’s clearinghouse guarantees the financial futures against default. Financial futures open at December 31, 2012 are set forth in the Statement of Financial Futures.

The following summarizes the average market value of derivatives outstanding during the period ended December 31, 2012:

Average Market Value ($)
Equity financial futures contracts	28,840,766

At December 31, 2012, the cost of investments for federal income tax purposes was $1,191,829,924; accordingly, accumulated net unrealized appreciation on investments was $547,307,218, consisting of $750,190,676 gross unrealized appreciation and $202,883,458 gross unrealized depreciation.

NOTE 5—Pending Legal Matters:

The fund and many other entities have been named as defendants in numerous pending litigations as a result of their participation in the leveraged buyout transaction (“LBO”) of the Tribune Company (“Tribune”). The cases allege that Tribune took on billions of dollars of debt in the LBO to purchase its own stock from shareholders at $34 per share.The LBO was closed in a two step transaction with shares being repurchased by Tribune in a tender offer in June 2007 and in a go-private merger in December 2007. In 2008, approximately one year after the LBO was concluded, Tribune filed for bankruptcy protection under Chapter 11. Thereafter, in approximately June 2011, certain Tribune creditors filed dozens of complaints in various courts throughout the country alleging that the payments made to shareholders in the LBO were “fraudulent conveyances” under state and/or federal law, and that the shareholders must return the payments they received for their shares to satisfy the plaintiffs’ unpaid claims.These cases have been consolidated for coordinated pre-trial proceedings in a multi-district litigation in the United States District Court for the Southern District of NewYork titled In re

The Fund 43

NOTES TO FINANCIAL STATEMENTS (continued)

Tribune Company Fraudulent Conveyance Litigation (S.D.N.Y. Nos. 11-md-2296 and 12-mc-2296 (WHP) (“Tribune MDL”)).

In addition, there was a case pending in United States Bankruptcy Court for the District of Delaware brought by the Unsecured Creditors Committee of the Tribune Company that has since been transferred to the Tribune MDL (The Official Committee of Unsecured Creditors of Tribune Co. v. FitzSimons, et al., formerly Bankr. D. Del.Adv. Pro. No. 10-54010 (KJC) and now S.D.N.Y. No. 12-cv-2652 (WHP)).The case was originally filed on November 1, 2010. In a Fourth Amended Complaint filed in November 2012, among other claims, the Creditors Committee seeks recovery under the Bankruptcy Code for alleged “fraudulent conveyances” from more than 6,000 Tribune shareholders, including the fund, and a defendants class of all shareholders who tendered their Tribune stock in the LBO and received cash in exchange. There are 35 other counts in the Fourth Amended Complaint that do not relate to claims against shareholder defendants, but instead are brought against parties directly involved in approval or execution of the leveraged buyout. On January 10, 2013, pursuant to the Tribune bankruptcy plan, Mark S. Kirchner, as Litigation Trustee for the Tribune Litigation Trust, became the successor plaintiff to the Creditors Committee in this case.

On November 6, 2012, a motion to dismiss was filed in the Tribune MDL.The hearing on the motion is set for March 2013. If successful, the motion would dismiss all cases in the Tribune MDL, except the FitzSimons case, in full.

Per order of the Court, the FitzSimons case remains stayed until a decision is rendered on the motion to dismiss in the Tribune MDL. No response to that Fourth Amended Complaint is currently required.

At this stage in the proceedings, it is not possible to assess with any reasonable certainty the probable outcomes of the pending litigations. Consequently, at this time, management is unable to estimate the possible loss that may result.

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors
Dreyfus Stock Index Fund, Inc.

We have audited the accompanying statement of assets and liabilities of Dreyfus Stock Index Fund, Inc., including the statements of investments and financial futures, as of December 31, 2012, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended.These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2012 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Stock Index Fund, Inc., at December 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
February 13, 2013

The Fund 45

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes, the fund hereby designates 100% of the ordinary dividends paid during the fiscal year ended December 31, 2012 as qualifying for the corporate dividends received deduction. Shareholders will receive notification in early 2013 of the percentage applicable to the preparation of their 2012 income tax returns. Also, the fund hereby reports $.0335 per share as a short-term capital gain distribution paid and $1.5254 per share as a long-term capital gain distribution paid on March 30, 2012.

PROXY RESULTS (Unaudited)

The fund held a special meeting of shareholders on August 3, 2012. The proposal considered at the meeting, and the results, are as follows:

		Shares
	Votes For		Authority Withheld
To elect additional Board Members:
Lynn Martin†	49,214,830		1,991,395
Robin A. Melvin†	49,286,633		1,919,592
Philip L. Toia†	49,104,921		2,101,304

† Each new Board Member’s term commenced on September 1, 2012.

In addition Peggy C. Davis, Joseph S. DiMartino, David P. Feldman, Ehud Houminer and Dr. Martin Peretz continue as Board Members of the fund.

The Fund 47

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (69)
Chairman of the Board (1995)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee
Other Public Company Board Memberships During Past 5Years:
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)
• Sunair Services Corporation, a provider of certain outdoor-related services to homes and businesses, Director (2005-2009)
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director (2000-2010)
No. of Portfolios for which Board Member Serves: 151
———————
Peggy C. Davis (69)
Board Member (2006)
Principal Occupation During Past 5Years:
• Shad Professor of Law, New York University School of Law (1983-present)
No. of Portfolios for which Board Member Serves: 63
———————
David P. Feldman (73)
Board Member (1996)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee
Other Public Company Board Memberships During Past 5Years:
• BBH Mutual Funds Group (4 registered mutual funds), Director (1992-present)
• QMed, Inc. a healthcare company, Director (1999-2007)
No. of Portfolios for which Board Member Serves: 46
———————
Ehud Houminer (72)
Board Member (1993)
Principal Occupation During Past 5Years:
• Executive-in-Residence at the Columbia Business School, Columbia University (1992-present)
Other Public Company Board Memberships During Past 5Years:
• Avnet Inc., an electronics distributor, Director (1993-2012)
No. of Portfolios for which Board Member Serves: 70

Lynn Martin (73)
Board Member (2012)
Principal Occupation During Past 5Years:
• President of The Martin Hall Group LLC, a human resources consulting firm, from January
2005-present
Other Public Company Board Memberships During Past 5Years:
• AT&T Inc., a telecommunications company, Director (1999-2012)
• Ryder System, Inc., a supply chain and transportation management company, Director (1993-2012)
• The Proctor & Gamble Co., a consumer products company, Director (1994-2009)
• Constellation Energy Group Inc., Director (2003-2009)
No. of Portfolios for which Board Member Serves: 46
———————
Robin A. Melvin (49)
Board Member (2012)
Principal Occupation During Past 5Years:
• Director, Boisi Family Foundation, a private family foundation that supports youth-serving orga-
nizations that promote the self sufficiency of youth from disadvantaged circumstances (1995-2012)
No. of Portfolios for which Board Member Serves: 97
———————
Dr. Martin Peretz (73)
Board Member (2006)
Principal Occupation During Past 5Years:
• Editor-in-Chief Emeritus of The New Republic Magazine (2010-present) (previously,
Editor-in-Chief, 1974-2010)
• Director of TheStreet.com, a financial information service on the web (1996-present)
No. of Portfolios for which Board Member Serves: 46
———————
Philip L. Toia (79)
Board Member (2012)
Principal Occupation During Past 5Years:
• Private Investor
No. of Portfolios for which Board Member Serves: 56
———————
Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, NewYork, NewYork
10166.Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.
James F. Henry, Emeritus Board Member
Rosalind G. Jacobs, Emeritus Board Member
Dr. Paul A. Marks, Emeritus Board Member
Gloria Messinger, Emeritus Board Member

The Fund 49

OFFICERS OF THE FUND (Unaudited)

The Fund 51

NOTES

Item 2.                        Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.                        Audit Committee Financial Expert.

The Registrant's Board has determined that Mr. David P. Feldman, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC").  Mr. Feldman is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.                        Principal Accountant Fees and Services.

(a)  Audit Fees.  The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $30,312 in 2011 and $30,857 in 2012.

(b)  Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $15,693 in 2011 and $9,508 in 2012. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2011 and $0 in 2012.

(c)  Tax Fees.  The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $3,508 in 2011 and $3,334 in 2012. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held, and (iv) determination of Passive Foreign Investment Companies. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2011 and $0 in 2012.

(d)  All Other Fees.  The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $593 in 2011 and $9 in 2012.  [These services consisted of a review of the Registrant's anti-money laundering program].

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were  $0 in 2011 and $200,000 in 2012.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services.  Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence.  Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note: None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal account's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $21,812,128 in 2011 and $49,204,697 in 2012.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.                        Audit Committee of Listed Registrants.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 6.                        Investments.

(a)                    Not applicable.

Item 7.            Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 8.                        Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.  [CLOSED-END FUNDS ONLY, beginning with reports for periods ended on and after December 31, 2005]

Item 9.                        Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 10.          Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.          Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.          Exhibits.

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Stock Index Fund, Inc.

By: /s/Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	February 12, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	February 12, 2013

By: /s/James Windels
James Windels, Treasurer
Date:	February 12, 2013

EXHIBIT INDEX

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)